Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis section of this proxy statement for a complete description of how executive compensation relates to Company performance measures and how the Remuneration Committee makes its decisions related thereto.
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year. As a pre-commercial biotechnology company, we do not tie executive compensation to Net Income performance, and we do not have other financial metrics that are used to determine executive compensation. We do tie executive compensation to other meaningful objectives which are listed in the “Tabular List of Important Performance Measures” below and further described in the “Compensation Discussion and Analysis — Annual Cash Bonus Plan” section of our proxy statement.
	Summary Compensation Table Total for CEO(1)(2) $	Compensation Actually Paid to CEO(3)(4) $	Average Summary Compensation Table Total for Non-CEO NEOs(2)(5) $	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)(5) $	Year-end value of $100 invested on December 31, 2019 in:		Net Income (in millions) $
Year					ADAP $	Peer Group(6) $
2022	3,408,527	269,416	1,666,827	595,706	121.67	111.27	-165.5
2021	4,215,001	2,314,854	1,763,728	906,184	312.50	124.89	-158.1
2020	2,701,602	6,106,998	1,224,338	1,872,014	449.17	125.69	-130.1

(1)
The CEO in each reporting year is Adrian Rawcliffe.

(2)
Summary Compensation Table (“SCT”) numbers include the values as reported in this proxy statement for fiscal year 2022, as reported in the proxy statement filed on April 21, 2022 for fiscal year 2021, and as reported in the proxy statement filed on April 8, 2021 for fiscal year 2020.

(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Total Compensation from SCT	3,408,527	1,666,827	4,215,001	1,763,728	2,701,602	1,224,338
Subtractions:
SCT Value of Stock and Option Awards	2,714,882	1,109,700	3,207,291	1,069,101	1,715,346	676,398
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,012,862	431,655	1,845,167	410,038	2,245,618	874,484
	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	0	14,534	0	0	0	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,154,954)	(331,859)	(754,546)	(274,955)	1,374,067	173,336
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(282,317)	(75,751)	216,523	76,474	1,501,056	276,254
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Total Adjustments for Equity Awards	(3,139,111)	(1,071,120)	(1,900,147)	(857,544)	3,405,396	647,676
Compensation Actually Paid (as calculated)	269,416	595,706	2,314,854	906,184	6,106,998	1,872,014

(4)
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020. Weighted average fair values for RSU-style options are based on our ordinary share price.

Award Type Vesting	Weighted Average Fair Value
	2022	2021	2020
RSU-style options	$0.31	$0.53	$0.56
	For Stock Options Vesting in
	2022	2021	2020
Expected volatility	104% – 117%	103% – 119%	74% – 118%
Expected dividend yield	0%	0%	0%
Expected life, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	1.0% – 4.6%	0.2% – 1.3%	0.1% – 1.7%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

(5)
Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2022:   Gavin Wood (Chief Financial Officer), William Bertrand (Chief Operating Officer), Elliot Norry (Chief Medical Officer), and Cintia Piccina (Chief Commercial Officer).

b.
2021:   Gavin Wood (Chief Financial Officer), Helen Tayton-Martin (Chief Business Officer), William Bertrand (Chief Operating Officer), and John Lunger (Chief Patient Supply Officer).

c.
2020:   Gavin Wood (Chief Financial Officer), Helen Tayton-Martin (Chief Business Officer), William Bertrand (Chief Operating Officer), John Lunger (Chief Patient Supply Officer), and Michael Garone (Former Interim Chief Financial Officer).

(6)
The Peer Group is the Nasdaq Biotechnology Index.

Named Executive Officers, Footnote [Text Block]
(1)
The CEO in each reporting year is Adrian Rawcliffe.
(5)
Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2022:   Gavin Wood (Chief Financial Officer), William Bertrand (Chief Operating Officer), Elliot Norry (Chief Medical Officer), and Cintia Piccina (Chief Commercial Officer).

b.
2021:   Gavin Wood (Chief Financial Officer), Helen Tayton-Martin (Chief Business Officer), William Bertrand (Chief Operating Officer), and John Lunger (Chief Patient Supply Officer).

c.
2020:   Gavin Wood (Chief Financial Officer), Helen Tayton-Martin (Chief Business Officer), William Bertrand (Chief Operating Officer), John Lunger (Chief Patient Supply Officer), and Michael Garone (Former Interim Chief Financial Officer).

Peer Group Issuers, Footnote [Text Block]	(6) The Peer Group is the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 3,408,527	$ 4,215,001	$ 2,701,602
PEO Actually Paid Compensation Amount	$ 269,416	2,314,854	6,106,998
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Total Compensation from SCT	3,408,527	1,666,827	4,215,001	1,763,728	2,701,602	1,224,338
Subtractions:
SCT Value of Stock and Option Awards	2,714,882	1,109,700	3,207,291	1,069,101	1,715,346	676,398
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,012,862	431,655	1,845,167	410,038	2,245,618	874,484
	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	0	14,534	0	0	0	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,154,954)	(331,859)	(754,546)	(274,955)	1,374,067	173,336
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(282,317)	(75,751)	216,523	76,474	1,501,056	276,254
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Total Adjustments for Equity Awards	(3,139,111)	(1,071,120)	(1,900,147)	(857,544)	3,405,396	647,676
Compensation Actually Paid (as calculated)	269,416	595,706	2,314,854	906,184	6,106,998	1,872,014

Non-PEO NEO Average Total Compensation Amount	$ 1,666,827	1,763,728	1,224,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 595,706	906,184	1,872,014
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Subtractions from, and additions to, total compensation in the SCT by year to calculate CAP include:

	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Total Compensation from SCT	3,408,527	1,666,827	4,215,001	1,763,728	2,701,602	1,224,338
Subtractions:
SCT Value of Stock and Option Awards	2,714,882	1,109,700	3,207,291	1,069,101	1,715,346	676,398
Adjustments:
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,012,862	431,655	1,845,167	410,038	2,245,618	874,484
	2022		2021		2020
	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)	CEO ($)	Average of Other Non-CEO NEOs ($)
Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	0	14,534	0	0	0	0
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,154,954)	(331,859)	(754,546)	(274,955)	1,374,067	173,336
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	(282,317)	(75,751)	216,523	76,474	1,501,056	276,254
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Total Adjustments for Equity Awards	(3,139,111)	(1,071,120)	(1,900,147)	(857,544)	3,405,396	647,676
Compensation Actually Paid (as calculated)	269,416	595,706	2,314,854	906,184	6,106,998	1,872,014

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020. Weighted average fair values for RSU-style options are based on our ordinary share price.

Award Type Vesting	Weighted Average Fair Value
	2022	2021	2020
RSU-style options	$0.31	$0.53	$0.56
	For Stock Options Vesting in
	2022	2021	2020
Expected volatility	104% – 117%	103% – 119%	74% – 118%
Expected dividend yield	0%	0%	0%
Expected life, in years	3.0 – 4.5	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	1.0% – 4.6%	0.2% – 1.3%	0.1% – 1.7%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Performance Measures
Each year our Remuneration Committee and our Board of Directors determines a set of goals for incentive compensation purposes. In particular, these goals are used in our Annual Cash Bonus Plan. For 2022, these goals included:
•
Late-stage program advancement;

•
Early-stage program advancement;

•
Business development and finance objectives; and

•
Research pipeline progression.

For the full list of 2022 corporate goals, please see “Compensation Discussion and Analysis — Annual Cash Bonus Plan” above.

Total Shareholder Return Amount	$ 121.67	312.5	449.17
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (165,500,000)	$ (158,100,000)	$ (130,100,000)
PEO Name	Adrian Rawcliffe
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.31	$ 0.53	$ 0.56
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	104.00%	103.00%	74.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	117.00%	119.00%	118.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.00%	1.30%	1.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.60%	0.20%	0.10%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Late-stage program advancement
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Early-stage program advancement
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Business development and finance objectives
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Research pipeline progression
PEO [Member] | Equity Awards Adjustment STC Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,714,882	$ 3,207,291	$ 1,715,346
PEO [Member] | Equity Awards Adjustment Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,012,862	1,845,167	2,245,618
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,139,111)	(1,900,147)	3,405,396
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,154,954)	(754,546)	1,374,067
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,317)	216,523	1,501,056
PEO [Member] | Equity Awards Adjustment Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustment STC Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,109,700	1,069,101	676,398
Non-PEO NEO [Member] | Equity Awards Adjustment Fair Value At Year-End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	431,655	410,038	874,484
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,071,120)	(857,544)	647,676
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,534	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(331,859)	(274,955)	173,336
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,751)	76,474	276,254
Non-PEO NEO [Member] | Equity Awards Adjustment Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0